Related party consulting agreements (Details)	1 Months Ended		12 Months Ended
	Mar. 31, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2020 CHF (SFr)
Related party consulting agreements (Details) [Line Items]
Bonus annual fee percentage						15.00%
General and administrative expenses (in Dollars) | $			$ 285,859	$ 285,538	$ 286,206
CHG BioVenture SA [Member]
Related party consulting agreements (Details) [Line Items]
Monthly fee						SFr 17,500
Other transaction percentage						1.00%
Mr. Roy [Member] | Subsequent Event [Member]
Related party consulting agreements (Details) [Line Items]
Service payable	SFr 2,000
Mr. Konofal [Member] | Subsequent Event [Member]
Related party consulting agreements (Details) [Line Items]
Service payable		SFr 2,000
VAT services percentage	7.70%
Mr. Camozzi [Member] | Subsequent Event [Member]
Related party consulting agreements (Details) [Line Items]
Service payable	SFr 230